Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue:
License revenues	$ 0	$ 0
Total revenue	0	0
Cost of license revenue	0	0
Gross profit	0	0
Operating Expenses:
Research and development	324	834	$ 1,667	$ 9,067
Selling, general and administrative	746	3,222	9,790	12,487
Loss on impairment			4,599	228,515
Total operating expenses	1,070	4,056	16,056	250,069
Loss from operations	(1,070)	(4,056)	(16,056)	(250,069)
Other Income (Expense):
Loss on disposal of assets			(20,463)	0
Interest expense/income	(638)	(454)	(2,128)	(9,117)
Total other income (expense)	(638)	(454)	(22,591)	(9,117)
Loss before minority interest and provision for income taxes	(1,708)	(4,510)
Less: loss attributable to the noncontrolling interests	0	0
Loss before provision for income taxes	(1,708)	(4,510)	(38,647)	(259,186)
Provision for income taxes	0	0	0	0
Net loss	$ (1,708)	$ (4,510)	$ (38,647)	$ (259,186)
Net Income (Loss) Per Share:
Basic	$ (0.02)	$ (0.09)
Diluted	$ (0.02)	$ (0.09)
Basic and diluted			$ (0.67)	$ (5.16)
Weighted Average Shares Outstanding:
Basic	70,077,026	51,092,886
Diluted	70,077,026	51,092,886
Basic and diluted (in thousands)			57,527	50,240